Intangible Assets and Goodwill - Indefinite Lived Intangible Assets (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Successor
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	$ 323,100
Successor | Licenses
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	168,800
Successor | Tradenames
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	$ 154,300
Predecessor
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life		$ 12,000
Predecessor | Licenses
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life		$ 12,000